SUPPLEMENT TO THE

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF

WELLS FARGO ALLOCATION FUNDS
WELLS FARGO ALTERNATIVE FUNDS

WELLS FARGO CORE BUILDER SHARES

WELLS FARGO DOW JONES TARGET DATE FUNDS
WELLS FARGO TARGET DATE FUND

WELLS FARGO EQUITY GATEWAY FUNDS

WELLS FARGO INCOME FUNDS

WELLS FARGO INTERNATIONAL EQUITY FUNDS

WELLS FARGO LARGE CAP STOCK FUNDS

  WELLS FARGO MUNICIPAL INCOME FUNDS

WELLS FARGO SMALL TO MID CAP STOCK FUNDS

WELLS FARGO SPECIALTY FUNDS

WELLS FARGO WEALTHBUILDER PORTFOLIOS

WELLS FARGO VARIABLE TRUST FUNDS

(Each a "Fund", together the “Funds”)

            In the section entitled “Policies and Procedures for Disclosure of Fund Portfolio Holdings” in each Fund’s SAI, the following is added to Section IV:

H. In-Kind Redemptions. In connection with satisfying in-kind redemption requests from Funds by retirement or other employee benefit plans, the plan and independent fiduciaries engaged by the plan and other plan fiduciaries, such as employee benefit review committees, may receive full Fund holdings as reasonably necessary to discharge their duties.  Plan service providers may also receive full Fund holdings as reasonably necessary to operationally process such redemptions.

May 26, 2016